Summary of Significant Accounting Policies - Property plant and equipment estimated useful lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Capitalized software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Wag Labs, Inc. | Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Wag Labs, Inc. | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Wag Labs, Inc. | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives		Shorter of estimated useful life or lease term
Wag Labs, Inc. | Capitalized software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years